China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Comprehensive Income (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of parent company financial statements [Line Items]
Revenue	¥ 274,829	$ 42,240	¥ 274,197	¥ 277,049
Interest income	1,647	253	1,160	438
Finance costs	(5,734)	(881)	(5,017)	(6,934)
Other income-net	1,280		1,591	10,568
Income before taxation	2,593	398	784	14,035
Income tax expenses	(743)	(114)	(154)	(3,473)
Net income	1,850	284	630	10,562
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(58)	(9)	(530)	(2,179)
Total comprehensive income for the year	1,620	249	267	8,463
Parent [member]
Disclosure of parent company financial statements [Line Items]
Revenue	6	1	6	0
Dividend income	1,441	221	371	7,226
General and administrative expenses	(67)	(10)	(63)	(52)
Interest income	1,192	183	1,250	1,387
Finance costs	(1,647)	(253)	(718)	(2,980)
Other income-net	1	0	1,060	67
Income before taxation	926	142	1,906	5,648
Income tax expenses	(20)	(3)	(36)	(36)
Net income	906	139	1,870	5,612
Other comprehensive income:
Change in fair value of financial assets through other comprehensive income-net	(68)	(10)	(531)	(2,172)
Total comprehensive income for the year	¥ 838	$ 129	¥ 1,339	¥ 3,440